Shareholder Report, Holdings (Details) - C000032333	Dec. 31, 2025
Uniform Mortgage-Backed Security, TBAFR_01F022618
Holdings [Line Items]
Percent of Net Asset Value	4.20%
U.S. Treasury NotesFR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Uniform Mortgage-Backed Security, TBAFR_01F060618
Holdings [Line Items]
Percent of Net Asset Value	3.30%
U.S. Treasury Inflation-Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Uniform Mortgage-Backed Security, TBAFR_01F020612
Holdings [Line Items]
Percent of Net Asset Value	3.00%
U.S. Treasury NotesFR_91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Uniform Mortgage-Backed Security, TBAFR_01F030611
Holdings [Line Items]
Percent of Net Asset Value	2.30%
U.S. Treasury NotesFR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
U.S. Treasury Inflation-Indexed NotesFR_91282CLV1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Federal National Mortgage AssociationFR_3138WLBN2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	28.30%
AssetCorporate Notes
Holdings [Line Items]
Percent of Net Asset Value	26.70%
AssetAgency Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	26.70%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.50%
AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
AssetAsset Backed
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AssetMunicipal Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%